STOCKHOLDERS EQUITY (Details Narrative) - USD ($)					1 Months Ended									3 Months Ended				9 Months Ended		12 Months Ended
	May 14, 2021	May 13, 2021	May 10, 2021	Jun. 13, 2017	Apr. 30, 2022	Aug. 31, 2021	Aug. 30, 2021	Jul. 31, 2021	May 21, 2021	Apr. 22, 2021	Apr. 19, 2021	Jan. 31, 2021	Jun. 30, 2020	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Apr. 21, 2022	Apr. 20, 2022	Mar. 30, 2022	Mar. 22, 2022	Mar. 18, 2022	Oct. 28, 2021	May 31, 2020
Common stock, shares outstanding													15,464,623	64,159,616				64,159,616		39,496,588	15,464,623
Unvested warrants expense																				$ 1,048,000
Common stock, shares issued													15,464,623	64,159,616				64,159,616		39,496,588	15,464,623
Common stock, shares authorized													300,000,000	800,000,000				800,000,000		300,000,000	300,000,000	176,262,000				800,000,000
Common stock, shares par value													$ 0.001	$ 0.001				$ 0.001		$ 0.001	$ 0.001	$ 0.001			$ 1.19
Restricted shares held in escrow												2,666,667
Decrease in authorized shares																		315,000,000		315,000,000
Preferred stock, shares authorized													15,000,000	15,000,000				15,000,000		15,000,000	15,000,000	25,000,000				25,000,000
Convertible of preferred Stock into common stock			18,158,768
Convertible promissory note																					$ 1,300,000
Compensation expenses																				$ 3,176,000	$ 3,593,000
Reverse stock split desciption													Board of Directors to effect a reverse stock split of our common stock at a certain exchange ratios from 1:10 to 1:15 with our Board of Directors retaining the discretion as to whether to implement the reverse stock split and which exchange ratio to implement
Public offering price										$ 4.15										$ 4.15
Preferred stock, shares par value													$ 0.01							$ 0.01	$ 0.01	$ 0.01				$ 0.01
Public offering common stock and warrants							3,623,433			5,783,133										5,783,133
Aggregate gross proceeds from public offering										$ 24,000,000	$ 24,000,000.0							$ 44,405,000	$ 0	$ 20,702,000
Net proceeds of public offering										$ 20,702,000
Issuance of common stock																					660,000
Cancellations of common stock																					416,667
Issuance of common stock related to stock payable																				1,300,000	$ 443,000
Stock payable																				$ 1,210,000
Common stock shares issued																				452,929	1,733,334
Price per share													$ 0.75							$ 2.6715	$ 0.75
Purchase of Common Stock Shares																		33,333,333
Fair market value of warrants																		$ 28,407,000	$ 28,407,000
stock-based compensation														$ 805,000				$ 2,415,000
Warrants exercisable, term																		5 years
Warrants exercisable, price																		$ 2.00
Description of conversion price adjusted																		The Conversion Price shall be downwardly adjusted (the “Registration Reset Price”) to the greater of (i) eighty (80%) percent of the average of the ten (10) lowest daily VWAPs during the forty (40) trading day period beginning on and including the Trading Day immediately follow the Effective Date of the initial Registration Statement in July 2022, and (ii) the Floor Price of $0.25 per share.
Common stock, shares outstanding													15,464,623	64,159,616				64,159,616		39,496,588	15,464,623
Number of authorized shares														825,000,000				825,000,000				825,000,000	315,000,000	315,000,000
Common stock, shares authorized													300,000,000	800,000,000				800,000,000		300,000,000	300,000,000	176,262,000				800,000,000
Preferred stock, shares par value													$ 0.01							$ 0.01	$ 0.01	$ 0.01				$ 0.01
Class of warrants or rights outstanding														59,470,897		8,550,852		59,470,897	8,550,852
Class of warrants or rights outstanding, intrinsic value														$ 12,498,000		$ 12,039,000		$ 12,498,000	$ 12,039,000
Restricted stock units issued					2,000,000
Warrants exercised								650,000
cash														42,396,000				42,396,000
Amount allocated to convertible note																			156,000
Interest expense														30,000		10,000			362,000
Professional Fees														2,577,000		136,000		3,445,000	$ 1,274,000	$ 1,332,000	$ 1,028,000
Share price							$ 2.6715	$ 2.61
Acquisition price														$ 827,000				$ 827,000
Executive Officers Directors And Employees [Member]
Restricted stock units issued														8,600,000
Restricted stock units issued vested														8,000,000				8,000,000
Restricted stock units distributed														5,800,000
Restricted stock units issued reported														2,200,000
Acquisition of Converge Direct, LLC [Member]
Shares Issue														12,500,000
Share price														$ 2.00				$ 2.00							$ 1.19
Acquisition price														$ 25,000,000
Fair value of shares																									$ 14,875,000
Employment Contracts [Member]
Shares Issue															66,666
Average closing price														$ 1.56				1.56
Stock-based compensation															$ 104,000
Vendor Agreement [Member]
Shares Issue															20,000
Average closing price														$ 2.01				$ 2.01
Professional Fees															$ 40,000
vested Options [Member]
Compensation expenses																				881,000	671,000
Unrecognized share-based compensation																				$ 633,000	$ 1,753,000
Convertible promissory note one [Member]
Issuance of common stock																					47,000
Conversion price per share													3.75								$ 3.75
Amount allocated to convertible note																					$ 26,666
Interest expense																					$ 47,000
CONVERSION OF CONVERTIBLE NOTE PAYABLES [Member]
Issuance of common stock																				884,402
Conversion price per share																				$ 2.15
Convertible note payables																				$ 1,750,000
Convertible promissory note holder 1 [Member]
Convertible of preferred Stock into common stock																	387,222
Conversion price per share																	$ 3.00
Convertible promissory note elected to be converted																	$ 1,000,000
Convertible promissory note holder 2 [Member]
Convertible of preferred Stock into common stock																	56,000
Conversion price per share																	$ 3.75
Convertible promissory note elected to be converted																	$ 2,000,000
Convertible promissory note holder 3 [Member]
Convertible of preferred Stock into common stock																	56,000
Conversion price per share																	$ 3.75
Convertible promissory note elected to be converted																	$ 2,000,000
Convertible promissory note holder 4 [Member]
Convertible of preferred Stock into common stock																	1,733,334
Conversion price per share																	$ 0.75
Convertible promissory note elected to be converted																	$ 1,300,000
Investors [Member]
Price per share													$ 3.75							$ 1.95	$ 3.75
Convertible note payables													$ 539,000							$ 1,835,000	$ 539,000
Expenses																				$ 413,000	$ 353,000
Warrants issued																				480,000	231,667
Directors and consultants [Member]
Compensation expenses																				$ 2,062,000	$ 209,000
Convertible note payables													$ 209,000							$ 2,491,000	$ 209,000
Warrants issued																				832,223	333,333
Fintech Patform Redeeem, LLC [Member]
Conversion price per share									$ 2.6715
Acquire of assets and liabilities									$ 2,600,000
cash									1,200,000
Specific liabilities									166,000
Acquire by common stock									1,200,000
Common stock , vested, value									$ 9,680,000
Common stock vested , shares									3,623,433
Stock payable to related party									$ 1,210,000
Common stock to be issued to Redeeem's employees									452,929
Common Stock Shares Issued And Held In Escrow						3,623,433
Common stock shares vested in Escrow						2,583,801
Jeffrey Schwartz [Member]
Issuance of common stock		122,183
Warrants exercised		166,667
Closing price		$ 2.81
Robert Schwartz [Member]
Issuance of common stock	165,145
Warrants exercised	222,222
Closing price	$ 2.92
Minimum [Member]
Price per share													$ 0.75							$ 0.75	$ 0.75
Maximum [Member]
Price per share													$ 3.75							3.75	$ 3.75
2017 Equity Incentive Plan [Member]
Public offering common stock and warrants				3,333,334
ISO's Awards [Member]
Compensation expenses																					$ 135,000
Convertible note payables													$ 1,300,000								$ 1,300,000
Warrants exercised																					568,333
ISO's Awards [Member] | Certain Employees [Member]
Compensation expenses														$ 256,000		271,000
Compensation expenses related to unvested warrants														$ 748,000		$ 360,000
Compensation expenses related to unvested warrants weighted average remaining term														2 years 7 months 6 days		1 year 5 months 30 days
ISO's Awards [Member] | Minimum [Member]
Price per share													$ 0.75							0.75	$ 0.75
ISO's Awards [Member] | Maximum [Member]
Price per share																				$ 3.75
2021 Equity Incentive Plan [Member]
Number Of Shares Authorized																											12,000,000
2021 Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member] | Executive Officers And Directors Member [Member]
Non-vested Equity Intrument Other Than Options, Outstanding																											4,400,000
2021 Equity Incentive Plan [Member] | Restricted Stock Units (RSUs) [Member] | Employees [Member]
Non-vested Equity Intrument Other Than Options, Outstanding																											4,200,000
Securities Purchase Agreement [Member] | Certain Institutiona lInvestors [Member]
Issue and sell in private offering an aggregate amount														$ 50,000,000
Par value, per share														$ 0.01
Warrants to purchase shares of common, percentage														100.00%
Agreed to sell shares of its Series E Preferred Stock														500,000
Warrants to purchase up to shares of common stock														33,333,333
Stated value of per share														$ 100
conversion price per share														$ 1.50
Series A Preferred Stock [Member]
Preferred stock, shares authorized													5,000,000	5,000,000				5,000,000		5,000,000	5,000,000
Preferred stock, shares par value													$ 0.01	$ 0.01				$ 0.01		$ 0.01	$ 0.01
Preferred stock, shares par value													$ 0.01	$ 0.01				$ 0.01		$ 0.01	$ 0.01
Preferred stock, shares outstanding													720,000	720,000				720,000		720,000	720,000
Preferred stock, shares issued													720,000	720,000				720,000		720,000	720,000
Series B Convertible Preferred Stock [Member]
Conversion price per share			$ 4.20
Series C Convertible Preferred Stock [Member]
Conversion price per share			0.75
Series D Convertible Preferred Stock [Member]
Conversion price per share			$ 3.75
Reverse Stock Split [Member]
Common stock, shares authorized																				600,000,000								600,000,000
Common stock, shares par value																				$ 0.001								$ 0.001
Preferred stock, shares authorized																												15,000,000
Preferred stock, shares par value																				$ 0.20								$ 0.20
Common stock, shares authorized																				600,000,000								600,000,000
Preferred stock, shares par value																				$ 0.20								$ 0.20
Series E, Preferred Stock
Preferred stock, shares authorized														500,000				500,000
Preferred stock, shares par value														$ 0.01				$ 0.01
Preferred stock, shares par value														$ 0.01				$ 0.01
Preferred stock, shares outstanding														500,000				500,000
Preferred stock, shares issued														500,000				500,000
Sale of convertible preferred stock, amount																		$ 50,000,000
Floor Price																		$ 0.25
Common Stock issuable upon full conversion of Series E Preferred Stock														200,000,000
Stated Value per share																		$ 100
Series A Convertible Preferred Stocks [Member]
Preferred stock, shares authorized														5,000,000				5,000,000		5,000,000
Preferred stock, shares par value														$ 0.01				$ 0.01		$ 0.01
Preferred stock, shares par value														$ 0.01				$ 0.01		$ 0.01
Preferred stock, shares outstanding														720,000				720,000		720,000
Preferred stock, shares issued														720,000				720,000		720,000
Series B Convertible Preferred Stocks [Member]
Preferred stock, shares authorized													3,000,000	3,000,000				3,000,000		3,000,000	3,000,000
Convertible of preferred Stock into common stock			594,048
Preferred stock, shares par value													$ 0.01	$ 0.01				$ 0.01		$ 0.01	$ 0.01
Common stock shares issued			2,495,000
Price per share																				4.20
Preferred stock, shares par value													$ 0.01	$ 0.01				$ 0.01		$ 0.01	$ 0.01
Preferred stock, shares outstanding													2,495,000	0				0		0	2,495,000
Preferred stock, shares issued													2,495,000	0				0		0	2,495,000
Shares issuable upon conversion of stock																				594,048
Convertible preferred stock available at conversion																				2,495,000
Series C Convertible Preferred Stocks [Member]
Preferred stock, shares authorized													1,200,000	1,200,000				1,200,000		1,200,000	1,200,000
Convertible of preferred Stock into common stock			12,287,386
Preferred stock, shares par value													$ 0.01	$ 0.01				$ 0.01		$ 0.01	$ 0.01
Common stock shares issued			911,149
Price per share																				0.074
Preferred stock, shares par value													$ 0.01	$ 0.01				$ 0.01		$ 0.01	$ 0.01
Preferred stock, shares outstanding													911,149	0				0		0	911,149
Preferred stock, shares issued													911,149	0				0		0	911,149
Shares issuable upon conversion of stock																				12,287,386
Convertible preferred stock available at conversion																				911,149
Series D Convertible Preferred Stocks [Member]
Preferred stock, shares authorized													2,500,000	2,500,000				2,500,000		25,000,000	2,500,000
Convertible of preferred Stock into common stock			5,277,334
Preferred stock, shares par value													$ 0.01	$ 0.01				$ 0.01		$ 0.01	$ 0.01
Common stock shares issued			1,979,000
Price per share																				0.375
Preferred stock, shares par value													$ 0.01	$ 0.01				$ 0.01		$ 0.01	$ 0.01
Preferred stock, shares outstanding													1,979,000	0				0		0	1,979,000
Preferred stock, shares issued													1,979,000	0				0		0	1,979,000
Shares issuable upon conversion of stock																				5,277,334
Convertible preferred stock available at conversion																				1,979,000